Fathom OpCo Predecessor Period Acquisitions - Majestic - Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 1,189,464	$ 83,113	$ 63,215		$ 33,007
Majestic Metals, LLC [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash				$ (1)
Accounts receivable, net				2,646
Inventory				1,184
Other current assets				30
Prepaid expenses				201
Fixed assets, net				4,229
Intangible assets				20,100
Total assets acquired				28,389
Accounts payable				244
Accrued expenses				231
Other current liabilities				644
Total liabilities assumed				1,119
Total identifiable net assets				27,270
Goodwill				$ 7,758